Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended				12 Months Ended			12 Months Ended										3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Atlantic Coast [Member]	Dec. 31, 2010 Tropicana [Member]	Dec. 31, 2011 WPI [Member]	Dec. 31, 2010 WPI [Member]	Feb. 29, 2012 WestPoint Home [Member]	Feb. 29, 2012 American Entertainment Properties Corp. [Member]	Dec. 31, 2011 American Entertainment Properties Corp. [Member]	Jun. 30, 2012 Federal-Mogul [Member]	Jun. 30, 2012 Federal-Mogul [Member]	Dec. 31, 2011 Federal-Mogul [Member]	Jun. 30, 2012 Federal-Mogul [Member] Settlement with Taxing Authority or Statute Expirations [Member]	Dec. 31, 2011 Viskase [Member]	Dec. 31, 2011 UNITED STATES Viskase [Member]	Dec. 31, 2011 UNITED KINGDOM Federal-Mogul [Member]	Dec. 31, 2011 Other Foreign countries [Member] Federal-Mogul [Member]	Dec. 31, 2011 Domestic Tax Authority [Member]	Dec. 31, 2010 Domestic Tax Authority [Member]	Dec. 31, 2009 Domestic Tax Authority [Member]	Dec. 31, 2011 Foreign Tax Authority [Member]	Dec. 31, 2010 Foreign Tax Authority [Member]	Dec. 31, 2009 Foreign Tax Authority [Member]	Dec. 31, 2011 Other Segments [Member]	Dec. 31, 2010 Other Segments [Member]	Dec. 31, 2011 Federal-Mogul [Member]	Dec. 31, 2011 Viskase [Member]	Jun. 30, 2012 Automotive Segment [Member]	Jun. 30, 2011 Automotive Segment [Member]	Jun. 30, 2012 Automotive Segment [Member]	Jun. 30, 2011 Automotive Segment [Member]	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Dec. 31, 2009 Automotive Segment [Member]	Dec. 31, 2011 Minimum [Member] UNITED STATES Federal-Mogul [Member]	Dec. 31, 2011 Maximum [Member] UNITED STATES Federal-Mogul [Member]
Income Tax Contingency [Line Items]
Pre-tax income	$ 362	$ 608	$ 433	$ 1,222	$ 1,799	$ 756	$ 1,187																											$ 2	$ 81	$ 45	$ 145	$ 185	$ 172	$ (67)
Change in deferred tax assets valuation allowance													48	111
Decrease in unrecognized tax benefits included in income tax benefit due to impact of valuation allowances, effectively settled																	19
Reasonably possible decrease in unrecognized tax benefits in next 12 months																		328	260
Income tax disclosure, book basis of net assets					3,755	3,183
Income tax disclosure, different between book basis and tax basis of net assets					(1,553)	(1,017)
Income tax disclosure, tax basis of net assets					2,202	2,166
Current Income Tax Expense (Benefit)					(46)	(37)	(44)																	(1)	17	(14)	(45)	(54)	(30)
Deferred Income Tax Expense (Benefit)					12	28	88																	4	(15)	49	8	43	39
Income tax benefit (expense)	88	(24)	118	(42)	(34)	(9)	44																											29	(17)	20	(31)	(17)	(12)	39
Deferred Tax Assets, Property, plant and equipment					180	191
Deferred Tax Assets, Net operating losses					873	866
Deferred Tax Assets, Tax credits					120	118
Deferred Tax Assets, Post-employment benefits, including pensions					412	366
Deferred Tax Assets, Reoganization costs					78	115
Deferred Tax Assets, Other					167	127
Deferred Tax Assets, Gross					1,830	1,783
Deferred Tax Assets, Valuation allowance					(1,403)	(1,402)
Deferred Tax Assets, Net					427	381
Deferred Tax Liabilities, property, plant and equipment					(115)	(188)
Deferred Tax Liabilities, Intangible assets					(263)	(266)
Deferred Tax Liability, Investment in partnerships					(103)	0
Deferred Tax Liabilities, investment in U.S. subsidiaries					(366)	(367)
Deferred Tax Liabilities, Other					(14)	(18)
Deferred Tax Liabilities, Gross					(861)	(839)
Defered Tax Liabilities, Net of deferred tax assets					(434)	(458)
Deferred tax assets					122	143
Deferred tax liability	1,319		1,319		556	601
Valuation Allowance, Deferred Tax Asset, Change in Amount					1	(277)				240	23	24																		(5)	13	(47)	30
Statutory federal rate			35.00%		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Foreign operations					0.80%	3.00%	3.10%
Effective Income Tax Rate Reconciliation, Valuation allowance					(0.60%)	(5.70%)	(0.40%)
Effective Income Tax Rate Reconciliation, Gain on settlement of liabilities subject to compromise					(1.40%)	0.00%	(0.20%)
Effective Income Tax Rate Reconciliation, Income not subject to taxation					(31.40%)	(30.00%)	(38.80%)
Effective Income Tax Rate Reconciliation, Other					(0.50%)	(1.10%)	(2.40%)
Effective income tax rate	(24.30%)	3.90%	(27.30%)	3.40%	1.90%	1.20%	(3.70%)
Undistributed Earnings of Foreign Subsidiaries																		677		24
Cash and cash equivalents	3,209	2,607	3,209	2,607	2,278	2,963	2,256	2,917																										716		716		953	1,105
cash and cash equivalents, held by foreign subsidiaries																																						578
Operating Loss Carryforwards									9		645				72			2,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local																		1,100		95
Operating Loss Carryforwards, Expiration Dates									2025		2023				2029						2025																				2012	2031
Deferred Tax Assets, Operating Loss Carryforwards, Foreign																				1		383	559
Unrecognized Tax Benefits					388	407	430	467
Unrecognized Tax Benefits, Addition based on tax positions related to the current year					7	7	20
Unrecognized Tax Benefits, Increase for tax positions of prior years					27	7	13
Unrecognized Tax Benefits, Decrease for tax positions of prior years					(20)	(9)	(45)
Unrecognized Tax Benefits, Decrease for statute of limitation expiration					(9)	(21)	(26)
Unrecognized Tax Benefits, Settlements					(21)	0	0									298	298
Unrecognized Tax Benefits, Impact of currency translation and other					(3)	(7)	1
Unrecognized tax benefits that if recognized would impact effective tax rate					71	81	94											43
Unrecognized Tax Benefits, Liabilities recognized relating to penalties and interest					14	18	15
Unrecognized Tax Benefits, Income tax expense related to penalties and interest					$ 3	$ 3	$ 4